Stock options, retention securities and warrants - Warrants (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares
Stock options, retention securities and warrants
Number of shares issuable under warrants, Beginning balance	10,093,750	10,093,750	5,075,000	5,075,000
Number of shares issuable under warrants, Granted	2,392,832	2,392,832	5,066,250	5,066,250
Number of shares issuable under warrants, Exercised	(1,146,734)	(1,146,734)	(47,500)	(47,500)
Number of shares issuable under warrants, Ending balance	11,339,848	11,339,848	10,093,750	10,093,750
Weighted average exercise price, Beginning balance | (per share)	$ 1.75	$ 2.75	$ 1.75	$ 2.32
Weighted average exercise price, Granted | (per share)	2.65	3.63		2.98
Weighted average exercise price, Exercised | $ / shares		2.98		2.93
Weighted average exercise price, Ending balance | (per share)	$ 2.65	$ 2.88	$ 1.75	$ 2.75
2.44
Stock options, retention securities and warrants
Number of shares issuable under warrants, Ending balance	5,075,000	5,075,000
Weighted average exercise price, Ending balance | $ / shares		$ 2.44
3.00
Stock options, retention securities and warrants
Number of shares issuable under warrants, Ending balance	3,780,097	3,780,097
Weighted average exercise price, Ending balance | $ / shares		$ 3
2.35
Stock options, retention securities and warrants
Number of shares issuable under warrants, Ending balance	91,919	91,919
Weighted average exercise price, Ending balance | $ / shares		$ 2.35
3.63 (US 2.65)
Stock options, retention securities and warrants
Number of shares issuable under warrants, Ending balance	2,392,832	2,392,832
Weighted average exercise price, Ending balance | (per share)	$ 2.65	$ 3.63